Consolidated Statement of Changes in Equity $ in Thousands	USD ($) shares	Share capital USD ($) shares	Contributed surplus USD ($)	Accumulated deficit USD ($)	Foreign currency reserve USD ($)	DSUs USD ($)	DSUs Share capital USD ($) shares	DSUs Contributed surplus USD ($)	RSUs USD ($) shares	RSUs Share capital USD ($) shares	RSUs Contributed surplus USD ($)
Equity (in shares) | shares		234,514,326
Equity at Dec. 31, 2019	$ 250,263	$ 1,182,660	$ 290,640	$ (1,223,850)	$ 813
Net loss	(51,377)			(51,377)
Equity offering (in shares) | shares		45,557,548
Equity offerings (note 21)	$ 694,608	$ 694,608
Redeemed/exercised (in shares) | shares	1,693,466	1,693,466					7,608		305,229	305,229
Redeemed/exercised	$ 4,438	$ 6,820	(2,382)			$ (64)	$ 14	$ (78)	$ (3,023)	$ 633	$ (3,656)
Share-based compensation (note 21)	6,237		6,237			64			$ 3,023
Other comprehensive income (loss):
Defined benefit plan actuarial gain (loss)	(289)			(289)
Foreign currency translation for foreign operations	94				94
Equity (in shares) at Dec. 31, 2020 | shares		282,078,177
Equity at Dec. 31, 2020	900,887	$ 1,884,735	290,761	(1,275,516)	907
Equity (in shares) | shares		282,078,177
Net loss	(114,233)			(114,233)
Deferred share consideration related to acquisition (note 7)	4,851		4,851
Equity offering (in shares) | shares		14,870,000
Equity offerings (note 21)	$ 527,291	$ 527,291
Redeemed/exercised (in shares) | shares	549,281	549,281					46,388		156,449	156,449
Redeemed/exercised	$ 2,415	$ 3,526	(1,111)			(1,290)	$ 127	$ (1,417)	$ (4,357)	$ 577	$ (4,934)
Share-based compensation (note 21)	9,669		9,669			$ 1,290			$ 4,357
Other comprehensive income (loss):
Defined benefit plan actuarial gain (loss)	2,170			2,170
Foreign currency translation for foreign operations	814				814
Equity (in shares) at Dec. 31, 2021 | shares		297,700,295
Equity at Dec. 31, 2021	$ 1,328,217	$ 2,416,256	$ 297,819	$ (1,387,579)	$ 1,721
Equity (in shares) | shares		297,700,295